N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Prudential Retirement Security Annuity IV
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity
IV?” later in this prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]
	Plan Type A Plan Type B	1.00%	3.25%
		1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.54%	0.83%
	Optional Benefits For An Additional Charge[2]	None	None
	[1] The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee. [2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both
Plan Type A and Plan Type B.

PLAN TYPE A
Lowest Annual Cost $1,397	Highest Annual Cost $3,287

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

PLAN TYPE B
Lowest Annual Cost $1,523	Highest Annual Cost $3,122
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Base
For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.

Transaction Charges [Text Block]
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity
IV?” later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]
	Plan Type A Plan Type B	1.00%	3.25%
		1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.54%	0.83%
	Optional Benefits For An Additional Charge[2]	None	None
	[1] The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee. [2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both
Plan Type A and Plan Type B.

PLAN TYPE A
Lowest Annual Cost $1,397	Highest Annual Cost $3,287

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

PLAN TYPE B
Lowest Annual Cost $1,523	Highest Annual Cost $3,122
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Base
For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Base Contract (N-4) Footnotes [Text Block]	[1] The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.83%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Optional Benefits Footnotes [Text Block]	[2] The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both
Plan Type A and Plan Type B.

PLAN TYPE A
Lowest Annual Cost $1,397	Highest Annual Cost $3,287

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

PLAN TYPE B
Lowest Annual Cost $1,523	Highest Annual Cost $3,122
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Base
For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Risks [Table Text Block]
RISKS
Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your
Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are
The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the
Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The
Contract?” later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower Annuity
Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to Section 2,
“What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Investment Restrictions [Text Block]	•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.•Empower Annuity Insurance Company reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
Optional Benefit Restrictions [Text Block]	This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Contract?” later in this prospectus.
Tax Implications [Text Block]	You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1∕2, you also may be subject to a 10% additional tax.Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59 1∕2 may be prohibited or subject to an additional tax.You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.For more information about tax implications, please refer to The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
Investment Professional Compensation [Text Block]	While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.For more information about compensation, please refer to Information” later in this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.For more information about exchanges, please refer to Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
Item 4. Fee Table [Text Block]	FEE TABLEThe following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee[1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A2	3.5%
1Currently, we do not impose a transfer fee. However, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?”The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
	Plan Type A		Plan Type B
	Current	Maximum	Current	Maximum
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses[1,2]	1.00%	3.25%	1.15%	3.00%
Optional Benefit Expenses [1,3]	0.00%	0.00%	0.00%	0.00%
1Percentages noted above are percentages of daily net assets of the Contract Value.2Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.3The Optional Benefit is the Optional Spousal Benefit.The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.
ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.54%	0.83%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Currently, we do not impose a transfer fee. However, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.54%	0.83%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, includingmanagement fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%
Portfolio Company Expenses Maximum [Percent]	0.83%
Item 5. Principal Risks [Table Text Block]	To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code, in the case of an IRA or Roth IRA, requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Please note that payments made directly to a plan participant are subject to a mandatory 20% federal income tax withholding. The taxpayer cannot choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected. SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value. You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•For Plan Type B, if your Plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates. We will not accept transfers made after that date.•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments. •You generally cannot change the payment stream you chose once it has begun. •Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, such as a 403(b), the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What are the Benefits available under the Contract?” later in this prospectus.Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Item 10. Benefits Available (N-4) [Text Block]	SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?BENEFITS AVAILABLE UNDER THE CONTRACTThe following table summarizes information about the benefits available under the Contract.
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value	Standard	$0	$0	None
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if you Contract Value is reduced to zero.	Standard	1.00%[1] Plan Type A 1.15%[1] Plan Type B	1.50%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0%[1] Plan Type A 0%[1] Plan Type B	0%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.2The Optional Benefit is the Optional Spousal Benefit.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value	Standard	$0	$0	None
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if you Contract Value is reduced to zero.	Standard	1.00%[1] Plan Type A 1.15%[1] Plan Type B	1.50%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0%[1] Plan Type A 0%[1] Plan Type B	0%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

Name of Benefit [Text Block]	NAME OFBENEFIT
Purpose of Benefit [Text Block]	PURPOSE
Brief Restrictions / Limitations [Text Block]	RESTRICTIONS/LIMITATIONS
Name of Benefit [Text Block]	NAME OFBENEFIT
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACTThe following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) [1] (Closed to new investors and transfers) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser) PGIM Fixed Income PGIM Limited (Fixed Income Subadvisers)	0.78%	-16.06%	3.57%	6.87%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) [2] Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	-15.64%	4.96%	5.82%
1Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2024 without the prior approval of the fund’s Board of Directors.2The manager has contractually agreed, through November 30, 2023, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived an/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2023 without the prior approval of the fund’s Board of Trustees.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital.	PGIM Balanced Fund (Class Z) [1] (Closed to new investors and transfers) Adviser: PGIM Investments LLC Sub-Advisers: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser) PGIM Fixed Income PGIM Limited (Fixed Income Subadvisers)	0.78%	-16.06%	3.57%	6.87%
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital.	PGIM 60/40 Allocation Fund (Class R6) [2] Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	0.40%	-15.64%	4.96%	5.82%

Portfolio Company Objective [Text Block]	PORTFOLIO TYPE/INVESTMENTOBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2024 without the prior approval of the fund’s Board of Directors.2The manager has contractually agreed, through November 30, 2023, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived an/or reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2023 without the prior approval of the fund’s Board of Trustees.
Prudential Retirement Security Annuity IV | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information about the risks associated with the investment options, please refer to Contract?” later in this prospectus.
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Prudential Retirement Security Annuity IV | TheIncomeFlexSelectBenefitMember
Prospectus:
Principal Risk [Text Block]	The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value. You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•For Plan Type B, if your Plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates. We will not accept transfers made after that date.•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.
Prudential Retirement Security Annuity IV | AnnuitizationMember
Prospectus:
Principal Risk [Text Block]	Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments. •You generally cannot change the payment stream you chose once it has begun. •Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Prudential Retirement Security Annuity IV | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, such as a 403(b), the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Prudential Retirement Security Annuity IV | RiskofLossoforReductionstoBenefitsMember
Prospectus:
Principal Risk [Text Block]	Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What are the Benefits available under the Contract?” later in this prospectus.
Prudential Retirement Security Annuity IV | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.For more information about the risk of loss, please refer to The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prudential Retirement Security Annuity IV | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Prudential Retirement Security Annuity IV | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.For more information about insurance company risks, please refer to “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Prudential Retirement Security Annuity IV | PGIMBalancedFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Moderate AllocationThe investment objective of the fund is to seek income and long-term growth of capital.
Portfolio Company Name [Text Block]	PGIM Balanced Fund (Class Z) [1] (Closed to new investors and transfers)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser)PGIM Fixed Income PGIM Limited (Fixed Income Subadvisers)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.06%)
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Prudential Retirement Security Annuity IV | PGIM6040AllocationFundClassR6Member
Prospectus:
Portfolio Company Objective [Text Block]	Moderate AllocationThe investment objective of the fund is to seek a balance between growth and conservation of capital.
Portfolio Company Name [Text Block]	PGIM 60/40 Allocation Fund (Class R6) [2]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(15.64%)
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Prudential Retirement Security Annuity IV | ChargeForPremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?”
Prudential Retirement Security Annuity IV | OptionalSpousalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Name of Benefit [Text Block]	Optional Benefit[2]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount.Once elected, the Spousal Benefit may not be revoked.Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit[2]
Prudential Retirement Security Annuity IV | IncomeFlexTargetBenefitMember
Prospectus:
Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if you Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Brief Restrictions / Limitations [Text Block]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Operation of Benefit [Text Block]	INCOMEFLEX TARGET BENEFITThe IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.Here is how it works: We determine the amount you can withdraw by calculating a notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-In date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” The IncomeFlex Target Benefit is subject to certain restrictions described below. This section continues with a description of the basic elements of the IncomeFlex Target Benefit, including the Income Base and the Highest Birthday Value, as well as a description of the Annual Guaranteed Withdrawal Amount. Next, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Target Benefit. If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract described below, will be calculated separately.
Prudential Retirement Security Annuity IV | OptionalBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Prudential Retirement Security Annuity IV | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Death Benefit
Prudential Retirement Security Annuity IV | PlanTypeAMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.25%
Lowest Annual Cost [Dollars]	$ 1,397
Highest Annual Cost [Dollars]	3,287
Administrative Expense, Maximum [Dollars]	0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,099
Surrender Expense, 3 Years, Maximum [Dollars]	12,410
Surrender Expense, 5 Years, Maximum [Dollars]	20,874
Surrender Expense, 10 Years, Maximum [Dollars]	42,727
Annuitized Expense, 1 Year, Maximum [Dollars]	4,099
Annuitized Expense, 3 Years, Maximum [Dollars]	12,410
Annuitized Expense, 5 Years, Maximum [Dollars]	20,874
Annuitized Expense, 10 Years, Maximum [Dollars]	42,727
No Surrender Expense, 1 Year, Maximum [Dollars]	4,099
No Surrender Expense, 3 Years, Maximum [Dollars]	12,410
No Surrender Expense, 5 Years, Maximum [Dollars]	20,874
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,727
Prudential Retirement Security Annuity IV | PlanTypeAMember | OptionalSpousalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Prudential Retirement Security Annuity IV | PlanTypeAMember | IncomeFlexTargetBenefitMember
Prospectus:
Standard Benefit Expense (of Other Amount), Current [Percent]	1.00%
Prudential Retirement Security Annuity IV | PlanTypeBMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.00%
Lowest Annual Cost [Dollars]	$ 1,523
Highest Annual Cost [Dollars]	3,122
Administrative Expense, Maximum [Dollars]	0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,852
Surrender Expense, 3 Years, Maximum [Dollars]	11,693
Surrender Expense, 5 Years, Maximum [Dollars]	19,718
Surrender Expense, 10 Years, Maximum [Dollars]	40,617
Annuitized Expense, 1 Year, Maximum [Dollars]	3,852
Annuitized Expense, 3 Years, Maximum [Dollars]	11,693
Annuitized Expense, 5 Years, Maximum [Dollars]	19,718
Annuitized Expense, 10 Years, Maximum [Dollars]	40,617
No Surrender Expense, 1 Year, Maximum [Dollars]	3,852
No Surrender Expense, 3 Years, Maximum [Dollars]	11,693
No Surrender Expense, 5 Years, Maximum [Dollars]	19,718
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,617
Prudential Retirement Security Annuity IV | PlanTypeBMember | OptionalSpousalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Prudential Retirement Security Annuity IV | PlanTypeBMember | IncomeFlexTargetBenefitMember
Prospectus:
Standard Benefit Expense (of Other Amount), Current [Percent]	1.15%